Chartered-in Vessels Chartered-in Vessels - Commitments Related to Finance Leases (Details) - LNG Carriers [Member] $ in Thousands	Sep. 30, 2020 USD ($) lease
Obligations relating to Finance Leases [Line Items]
Number Of Vessels | lease	9
Finance Lease, Liability, Payment, Due	$ 1,800,000
Finance Lease, Interest Payment on Liability	417,700
Finance Lease, Liability, Payments, Remainder of Fiscal Year	34,831
Finance Lease, Liability, Payments, Due Year Two	138,601
Finance Lease, Liability, Payments, Due Year Three	136,959
Finance Lease, Liability, Payments, Due Year Four	135,459
Finance Lease, Liability, Payments, Due Year Five	132,011
Finance Lease, Liability, Payments, Due after Year Five	$ 1,198,366